OPERATING EXPENSES - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Total compensation to employees and directors	$ 31,514	$ 17,892	$ 29,894
Office and administrative expenses	14,912	14,183	15,573
Audit, legal and consultancy	4,941	4,011	8,061
Administrative expenses	$ 51,367	$ 36,086	$ 53,528